PGIM S&P 500 Buffer 20 ETF - September
Schedule of Investments  (unaudited)
as of July 31, 2026
Description	Shares	Value
Long-Term Investments 105.2%
Options Purchased*~
(cost $29,027,922)		$31,412,129

Total Long-Term Investments, BEFORE OPTIONS WRITTEN 105.2% (cost $29,027,922)		31,412,129
Options Written*~ (5.7)%
(premiums received $1,245,193)		(1,699,337)

TOTAL LONG-TERM INVESTMENTS, NET OF OPTIONS WRITTEN 99.5% (cost $27,782,729)		29,712,792

Short-Term Investment 0.5%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 3.777%) (cost $152,897)(wb)	152,897	152,897

TOTAL INVESTMENTS 100.0% (cost $27,935,626)		29,865,689
Liabilities in excess of other assets (0.0)%		(12,378)

Net Assets 100.0%		$29,853,311

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	08/31/26	$6.45		424		42	$31,385,150
State Street SPDR S&P 500 ETF Trust	Put	08/31/26	$645.05		424		42	26,979
Total Options Purchased (cost $29,027,922)								$31,412,129
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	08/31/26	$712.33		424		42	$(1,695,029)
State Street SPDR S&P 500 ETF Trust	Put	08/31/26	$516.04		424		42	(4,308)
Total Options Written (premiums received $1,245,193)								$(1,699,337)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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